INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Jan. 01, 2017 USD ($)	Jan. 03, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment identified	$ 0
Intangible assets	$ 401,605,000	$ 354,221,000	$ 354,221,000
Percentage by which unit's recoverable amount exceed its carrying amount	10.00%
Key assumption used in estimation of unit's recoverable amount, EBITDA multiple	11
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	10.00%
Adjusted EBITDA multiple factor assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	1
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 17,060,000		$ 19,248,000
Computer software | Internally-generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,700,000	13,900,000
Computer software, assets not yet utilized in operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,100,000	$ 9,900,000